Acquisitions - Fiscal (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	Apr. 01, 2021	Oct. 22, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of assets acquired and liabilities assumed
Identifiable intangible assets		$ 79,247	$ 12,800
Goodwill			$ 709,962	$ 121,487	$ 115,914	$ 47,399
Wyndham Vacation Rentals North America, LLC
Business Acquisition [Line Items]
Percentage of membership interests purchased		100.00%
Cash consideration paid to Wyndham Destinations, Inc.		$ 156,404
Fair value of Vacasa's common units issued to Wyndham Destinations, Inc.		1,172
Purchase consideration		$ 157,576
Fair value of assets acquired and liabilities assumed
Cash		42,429
Other current assets		9,838
Property, plant, and equipment		35,539
Identifiable intangible assets		79,247
Other assets		1,201
Total assets acquired		168,254
Current liabilities		(62,553)
Other liabilities		(2,677)
Total liabilities assumed		(65,230)
Net assets purchased		103,024
Goodwill		54,552
Total purchase consideration		$ 157,576
TurnKey Vacation Rentals, Inc.
Business Acquisition [Line Items]
Cash consideration paid to Wyndham Destinations, Inc.	$ 45,000
Fair value of Vacasa's common units issued to Wyndham Destinations, Inc.	573,800
Purchase consideration	$ 618,800
Fair value of assets acquired and liabilities assumed
Cash	40,461
Property, plant, and equipment	1,494
Identifiable intangible assets	107,600
Total assets acquired	175,161
Other liabilities	(5,850)
Total liabilities assumed	(65,292)
Net assets purchased	109,869
Goodwill	508,931
Total purchase consideration	$ 618,800